Document And Entity Information	Jan. 31, 2023
Document Information [Line Items]
Entity, Registrant Name	REPUBLIC FIRST BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Jan. 31, 2023
Entity, Incorporation, State or Country Code	PA
Entity, File Number	000-17007
Entity, Tax Identification Number	23-2486815
Entity, Address, Address Line One	50 South 16th Street, Suite 2400
Entity, Address, City or Town	Philadelphia
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19102
City Area Code	215
Local Phone Number	735-4422
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FRBK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000834285